UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2000

Check here if Amendment [    ]; Amendment Number:
                                                  ------------

This Amendment (Check only one.):   [    ] is a restatement.
                                    [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      OrbiMed Advisers Inc.
Address:   767 Third Avenue, 6th Floor
           New York, NY 10010

Form 13F File Number: 28-6776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Samuel D. Isaly
Title:   President
Phone:   (212) 739-6400

Signature, Place, and Date of Signing:

/s/ Samuel D. Isaly            New York, NY               May 12, 2000
[Signature]                    [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  72

Form 13F Information Table Value Total:  $868,700,213
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.           Form 13F File Number                  Name
    2             28-6774                               OrbiMed Advisors LLC

                           Form 13F INFORMATION TABLE

Quarter Ended March 31, 2000

Manager Key:       (1) Orbimed Advisers, Inc. (Eaton Vance Worldwide Health Sciences Fund, Paine Webber Eucalyptus LLC and LTD)
                   (2) Orbimed Advisors LLC (Other Funds)

    Column 1             Column 2   Column 3       Column 4       Column 5           Column 6     Column 7            Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Investment Discretion            Voting Authority
                                                                                                                    (Shares)
------------------------------------------------------------------------------------------------------------------------------------

  Name of Issuer         Title of   CUSIP Number   Market Value   SHRS      Sole Shared   Shared  Other       Sole     Shared  None
                           Class                                                 Defined  Other   Managers
------------------------------------------------------------------------------------------------------------------------------------

Abgenix, Inc                COM     00339B107      16,022,500     116,000    X                      1     116,000
Abgenix, Inc                COM     00339B107      13,577,687      48,500    X                      2      48,500

Aclara Biosciences          COM     00461P106       2,169,062      55,000    X                      1      55,000
Aclara Biosciences          COM     00461P106       1,912,719      48,500    X                      2      48,500

Affymetrix Inc.             COM     00826T108      17,025,781     114,700    X                      1     114,700
Affymetrix Inc.             COM     00826T108       4,527,344      30,500    X                      2      30,500

Alexion Pharmaceuticals,    COM     015351109      14,647,500     210,000    X                      1     210,000
Inc.
Alexion Pharmaceuticals,    COM     015351109      14,682,375     210,500    X                      2     210,500
Inc.

Alza Corp.                  COM      22615108      24,453,187     651,000    X                      1     651,000
Alza Corp.                  COM      22615108       5,784,625     154,000    X                      2     154,000

American Home Products      COM      26609107      32,948,750     613,000    X                      1     613,000
American Home Products      COM      26609107      24,940,000     464,000    X                      2     464,000

Aviron                      COM     053762100       6,953,125     250,000    X                      1     250,000
Aviron                      COM     053762100       4,171,875     150,000    X                      2     150,000

Bio-Technology General      COM     090578105      15,306,250     987,500    X                      1     987,500
Bio-Technology General      COM     090578105      14,763,750     952,500    X                      2     952,500

Biotransplant Inc.          COM     09066Y107       2,030,625     190,000    X                      2     190,000

Caliper Technologies        COM     130876105       3,526,150      43,600    X                      1      43,600
Caliper Technologies        COM     130876105      33,074,505     408,958    X                      2     408,958

Cell Genesys Inc.           COM     150921104       1,577,125      74,000    X                      1      74,000
Cell Genesys Inc.           COM     150921104       1,150,875      54,000    X                      2      54,000

Cell Therapeutics           COM     150934107       3,925,781     167,500    X                      2     167,500
Cell Therapeutics           COM     150934107      10,838,156     462,428    X                      2     462,428

Chiron Corp.                COM     170040109      22,777,912     456,700    X                      1     456,700
Chiron Corp.                COM     170040109      13,366,500     268,000    X                      2     268,000

COR Therapeutics Inc.       COM     217753102       4,251,961      64,500    X                      1      64,500
COR Therapeutics Inc.       COM     217753102       3,032,406      46,000    X                      2      46,000

Discovery Laboratories      COM     254668106      22,828,318   3,512,049    X                      2    3,512,049
Inc.

Eli Lilly & Company         COM     532457108      19,225,875     307,000    X                      1     307,000
Eli Lilly & Company         COM     532457108      21,668,250     346,000    X                      2     346,000

Enzon Inc.                  COM     293904108      10,096,481     267,900    X                      1     267,900
Enzon Inc.                  COM     293904108       5,276,249     140,000    X                      2     140,000

Forest Laboratories -       COM     345838106      23,322,000     276,000    X                      1     276,000
CL A
Forest Laboratories -       COM     345838106      24,167,000     286,000    X                      2     286,000
CL A

Geltex Pharmaceuticals      COM     368538104      10,912,625     651,500    X                      1     651,500
Inc.
Geltex Pharmaceuticals      COM     368538104      14,564,125     869,500    X                      2     869,500
Inc.

Genta Inc.                  COM     37245M207       1,937,500     200,000    X                      2     200,000

Genzyme Corp. General       COM     372917104      18,380,837     366,700    X                      1     366,700
Division
Genzyme Corp. General       COM     372917104      17,914,675     357,400    X                      2     357,400
Division

Gilead Sciences Inc.        COM     375558103      19,329,375     305,000    X                      1     305,000
Gilead Sciences Inc.        COM     375558103      23,924,062     377,500    X                      2     377,500

IntraBiotics Pharma         COM     46116T100       6,100,005     406,667    X                      1     406,667
IntraBiotics Pharma         COM     46116T100       1,725,000     115,000    X                      2     115,000

LJL Biosystems Inc.         COM     501873103       6,652,125     540,000    X                      1     540,000
LJL Biosystems Inc.         COM     501873103       2,555,000     140,000    X                      2     140,000

Monsanto                    COM     611662107      24,745,000     490,000    X                      1     490,000
Monsanto                    COM     611662107      26,815,500     531,000    X                      2     531,000

NPS Pharmaceuticals Inc.    COM     62936P103       3,027,562     201,000    X                      1     201,000
NPS Pharmaceuticals Inc.    COM     62936P103       3,342,368     221,900    X                      2     221,900

Orapharma Inc.              COM     68554E106       2,719,500     147,000    X                      1     147,000

Orphan Medical, Inc.        COM     687303107       7,449,375     685,000    X                      1     685,000
Orphan Medical, Inc.        COM     687303107       6,307,500     580,000    X                      2     580,000

PathoGenesis Corp.          COM     70321E104       8,149,050     358,200    X                      2     358,200
PathoGenesis Corp.          COM     70321E104      10,278,450     451,800    X                      2     451,800

PE Corp - Celera            COM     693325201       3,961,375      43,000    X                      2      43,000
PE Corp - Celera            COM     693325201       3,592,875      39,000    X                      2      39,000

Pharmacia and Upjohn Inc.   COM     716941109       7,140,000     120,000    X                      1     120,000
Pharmacia and Upjohn Inc.   COM     716941109      14,875,000     250,000    X                      2     250,000

Pharmacopeia Inc.           COM     71713B104       6,370,000     130,000    X                      1     130,000
Pharmacopeia Inc.           COM     71713B104       5,488,000     112,000    X                      2     112,000

Repligen Corp.              COM     759916109       1,703,625     177,000    X                      1     177,000
Repligen Corp.              COM     759916109       1,799,875     187,000    X                      2     187,000

SangStat Medical Corp.      COM     801003104      10,410,500     376,000    X                      1     376,000
SangStat Medical Corp.      COM     801003104      12,229,569     441,700    X                      2     441,700

Tularik Inc.                COM     899165104      11,022,375     357,000    X                      1     357,000
Tularik Inc.                COM     899165104       7,502,625     243,000    X                      2     243,000

Vertex Pharmaceutical       COM     92532F100      16,641,844     355,500    X                      1     355,500
Inc.
Vertex Pharmaceutical       COM     92532F100      17,788,750     380,000    X                      2     380,000
Inc.

Warner-Lambert Co.          COM     934488107      30,771,562     315,000    X                      1     315,000
Warner-Lambert Co.          COM     934488107      51,481,312     527,000    X                      2     527,000

Watson Pharmaceutical       COM     942683103       4,564,062     115,000    X                      1     115,000
Inc.
Watson Pharmaceutical       COM     942683103       4,504,531     113,500    X                      2     113,500
Inc.

Total                                             868,700,213  24,703,202                              24,703,202

